3. SIGNIFICANT ACCOUNTING POLICIES (Details - Option assumptions)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Accounting Policies [Abstract]
Dividend yield		0.00%	0.00%
Expected volatility		147.10%	144.20%
Risk-free rate		1.79%	2.77%
Expected life in years		10 years	8 years 6 months